Financial income (Tables)	6 Months Ended
Jun. 30, 2024
Financial income
Schedule of financial income

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Interests	472	570	970	984
Exchange differences	1,593	222	2,498	430
Other	4	(3)	9	—
Total financial income	2,069	789	3,477	1,414